Equity (Details) - Schedule of RSUs and PSUs activity	12 Months Ended
Dec. 31, 2022 $ / shares shares
Schedule Of Rsus And Psus Activity Abstract
Unvested RSUs and PSUs outstanding, Number of RSUs and PSUs | shares	3,082,798
Unvested RSUs and PSUs outstanding, Weighted Average Grant Date Fair Value | $ / shares	$ 26.36
Granted, Number of RSUs and PSUs | shares	2,178,650
Granted, Weighted Average Grant Date Fair Value | $ / shares	$ 21.21
Vested, Number of RSUs and PSUs | shares	(1,122,041)
Vested, Weighted Average Grant Date Fair Value | $ / shares	$ 24.86
Forfeited, Number of RSUs and PSUs | shares	(643,308)
Forfeited, Weighted Average Grant Date Fair Value | $ / shares	$ 24.46
Unvested RSUs and PSUs outstanding, Number of RSUs and PSUs | shares	3,496,099
Unvested RSUs and PSUs outstanding, Weighted Average Grant Date Fair Value | $ / shares	$ 23.98